Staff numbers and costs - Government grants and assistance (Details) € in Millions, £ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2021 GBP (£)	Mar. 31, 2021	Apr. 30, 2020 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)		Mar. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Payroll supports received amount				€ 0.0	€ 82.0		€ 84.0
Proceeds from borrowings					1,192.0	[1]	2,228.6
Repayment of borrowings				€ 1,039.4	€ 1,722.3		€ 950.3
HMT and Bank of England Covid Corporate Financing Facility (CCFF) [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings | £			£ 600
Debt Extension Term		12 months
Interest rate percentage		0.46%	0.44%				0.46%
Repayment of borrowings | £	£ 600

[1]	€1.2bn bond net of transaction costs.